Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Income (Loss)	$ 5,114,684	$ (16,312,705)	$ (11,219,851)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	127,051	183,097	87,973
Interest expense for convertible notes		221,788
Bad debt expense	1,428,805	349,419	491,868
(Gain) loss on disposal of subsidiaries	(8,220,215)	28,648	(14,002)
Impairment of goodwill		7,362,187	6,244,555
Change in operating assets and liabilities:
Account receivable, net	1,110,936	1,026,666	(4,102,339)
Prepaid expenses		2,104
Inventories, net		240,497	88,132
Other current assets	(7,766,680)	(198,684)	(345,447)
Advances to suppliers, net	(16,828,847)	366,038	(1,150,942)
Rent deposit
Accounts payable	(754,262)	(2,306,527)	3,331,146
Contract liabilities	127,046	279,817	(406,624)
Tax payable	(380,951)	231,703	204,232
Lease liabilities		(104,678)	232,562
Accrued expenses and other current liabilities	11,977,824	1,207,791	1,036,397
Net cash used in operating activities	(14,064,609)	(7,422,839)	(5,522,340)
Cash flows from investing activities:
Disposal of subsidiaries, net of cash disposed
Cash paid out for loan receivables from third parties	(943,376)
Purchase of property and equipment		(5,539)	(25,916)
Net cash used in investing activities	(943,376)	(5,539)	(25,916)
Cash flows from financing activities:
(Payment to) Proceeds from related parties loans	(2,223,362)	222,218	(2,763,012)
Proceeds from convertible promissory notes			5,550,607
Shares based compensation granted to employees	442,883
Proceeds from borrowings			285,255
Repayment of Bank loans		(117,298)	(195,350)
Capital contributions		171,874
Issuance of shares of common stock	47,748,628
Net cash provided by financing activities	45,968,149	276,794	2,877,500
Effect of changes of foreign exchange rate on cash	(3,625,234)	(503,137)	(246,808)
Net increase (decrease) in Cash and cash equivalents	27,334,930	(7,654,721)	(2,917,564)
Cash, cash equivalents and restricted cash at the Beginning of financial year	16,062,047	23,716,768	26,634,332
Cash, cash equivalents and restricted cash at the end of the year	43,396,977	16,062,047	23,716,768
Cash, cash equivalents and restricted cash
Cash and cash equivalents	43,396,977	16,060,686	23,716,768
Restricted cash		1,361
Cash, cash equivalents and restricted cash at the end of the year	43,396,977	16,062,047	23,716,768
SUPPLEMENTARY NON-CASH FLOW INFORMATION:
Right of use assets obtained in exchange for operating lease liabilities			302,631
Deferred offering cost reduces additional paid-in capital			$ (9,893)